Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

13. Commitments and contingencies

a) CRO contract

In December 2018, the Company entered into an agreement with a Contract Research Organization (“CRO”) for services to be rendered with respect to the phase 2B clinical trials for the VB-1953 product.    During 2022, the Company and the CRO signed a definitive agreement to convert the liability of $1,680,210 into shares of 86 shares of Series D preferred shares (based upon the then estimated fair value of such shares), however, the shares were not issued.   In June 2024, the Company increased its authorized shares of preferred stock and issued 86 shares of Series D preferred stock to settle this liability.

b) Employee Benefits – Gratuity

The Company has a defined benefit gratuity scheme for its employees in India. This gratuity scheme provides for lump sum payment in accordance with the provisions of the Payment of Gratuity Act, 1972 to vested employees at retirement or death while in employment or on termination of employment of an amount equivalent to 15 days basic salary payable for each completed year of service or part thereof in excess of six months subject to a limit of INR 1,000,000 (equivalent to approximately $12,000). Vesting occurs upon completion of 5 years of continuous service. A roll forward of the liability balance for the six months ended June 30, 2025 and 2024 are as follows:

	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Obligation recognized in balance sheet:

Beginning of the six months	$69,094	$90,886
Benefits paid	(5,822)	(6,880)
Expenses charged to profit or loss	15,507	1,006
Currency translation differences	(71)	(292)
End of the six months	$78,708	$84,721

c) Employee Benefits – Leave Encashment

Accumulated Compensated absences or paid leave encashment, which are expected to be encashed within 12 months from the end of the year and are treated as short-term employee benefits. The obligation towards the same is measured at the expected cost of accumulating compensated absences as the additional amount expected to be paid as a result of the unused entitlement at the end of the year. Actuarial gains or losses are recognized in the Condensed Consolidated Statement of Operations and Comprehensive Loss in the year in which they arise. A roll forward of the liability balance for the six months ended June 30, 2025 and 2024 are as follows:

	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Obligation recognized in balance sheet:

Beginning of the six months	$72,768	$84,647
Benefits paid	(3,517)	(1,518)
Expenses charged to profit or loss	8,368	516
Currency translation differences	(69)	(271)
End of the six months	$77,550	$83,374

d) Employee Benefits – Provident Fund

In accordance with Indian law, all employees in India are entitled to receive benefits under the ‘Provident Fund’, which is a defined contribution plan. Both the employee and the employer make monthly contributions to the plan at a predetermined rate (presently at 12%) of the employee’s basic salary. These contributions are made to the fund which is administered and managed by the Government of India. The Company’s monthly contributions to the above-mentioned plans are charged to consolidated statements of operations loss in the year they are incurred and there are no further obligations under the plan beyond those monthly contributions. The Company’s contribution towards the Provident Fund during the six months ended June 30, 2025 and 2024 was approximately $790 and $810, respectively.

e) Litigation

From time to time, the Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business which could result in a material adverse effect on the Company’s combined financial position, results of operations or cash flows. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. As of June 30, 2025, and December 31, 2024, the Company had no outstanding claims or litigation and had no liabilities recorded for loss contingencies.